Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(in millions)
Acquisition and production costs	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of January 1, 2020	€29.4	€83.2	€29.7	€142.3
Additions	14.9	10.1	41.0	66.0
Disposals	—	(6.9)	(1.0)	(7.9)
Reclassifications	8.6	1.8	(10.4)	—
Currency differences	—	(0.7)	—	(0.7)
Acquisition of subsidiaries and businesses	8.4	54.9	22.3	85.6
As of December 31, 2020	€61.3	€142.4	€81.6	€285.3
As of January 1, 2021	€61.3	€142.4	€81.6	€285.3
Additions	20.0	44.3	63.2	127.5
Disposals	(0.8)	(15.1)	(1.7)	(17.6)
Reclassifications	23.1	25.8	(48.9)	—
Currency differences	0.5	0.7	0.1	1.3
Acquisition of subsidiaries and businesses	—	0.2	—	0.2
As of December 31, 2021	€104.1	€198.3	€94.3	€396.7

(in millions)
Cumulative depreciation and impairment charges	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of January 1, 2020	€8.3	€41.0	€—	€49.3
Depreciation	2.1	13.8	—	15.9
Disposals	—	(6.7)	—	(6.7)
Currency differences	—	(0.2)	—	(0.2)
As of December 31, 2020	€10.4	€47.9	€—	€58.3
As of January 1, 2021	10.4	47.9	—	58.3
Depreciation	4.4	25.0	—	29.4
Disposals	(0.6)	(13.1)	—	(13.7)
Currency differences	—	0.2	—	0.2
As of December 31, 2021	€14.2	€60.0	€—	€74.2

(in millions)
Carrying amount	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of December 31, 2020	50.9	94.5	81.6	227.0
As of December 31, 2021	€89.9	€138.3	€94.3	€322.5